ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION [Abstract]
Significant Subsidiaries of Company and its Consolidated Variable Interest Entities
(a)	As of December 31, 2020, significant subsidiaries of the Company include the following entities:

Entity	Date of Incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company		Principal activities
			2019	2020

Garena Online Private Limited (“Garena Online”)	May 8, 2009	Singapore	100	100	Game operations and software development

Shopee Limited (formerly known as Shopee Southeast Asia Limited)	January 16, 2015	Cayman Islands	100	100	Investment holding company

Shopee Singapore Private Limited	February 5, 2015	Singapore	100	100	Online platform

PT Shopee International Indonesia	August 5, 2015	Indonesia	100	100	Online platform

Financial Information of VIEs
The following tables represent the financial information of the VIEs whom the Company does not have majority voting interest as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 before eliminating the intercompany balances and transactions between the VIEs and other entities within the group:

	As of December 31,
	2019 $	2020 $
ASSETS:
Current assets:
Cash and cash equivalents	111,831	94,502
Restricted cash	237,874	2,574
Accounts receivable, net	8,672	10,537
Prepaid expenses and other assets	25,586	40,822
Inventories, net	6,517	16,264
Short-term investments	30,324	9,287
Amounts due from related parties	286	–
Amounts due from intercompanies(1)	34,432	44,928

Total current assets	455,522	218,914

Non-current assets:
Property and equipment, net	54,092	35,453
Operating lease right-of-use assets, net	27,637	25,265
Intangible assets, net	300	492
Long-term investments	13,961	16,080
Prepaid expenses and other assets	14,312	11,905
Deferred tax assets	32,903	47,948

Total non-current assets	143,205	137,143

Total assets	598,727	356,057

	As of December 31,
	2019 $	2020 $
LIABILITIES:
Current liabilities:
Accounts payable	11,274	16,183
Accrued expenses and other payables	93,146	91,186
Advances from customers	6,116	2,192
Amounts due to related parties	1,569	2,347
Short-term borrowings	1,258	–
Operating lease liabilities	8,797	9,787
Deferred revenue	133,362	212,377
Income tax payable	5,850	595
Amounts due to intercompanies(1)	367,537	70,019

Total current liabilities	628,909	404,686

Non-current liabilities:
Accrued expenses and other payables	1,357	1,784
Long-term borrowings	358	–
Operating lease liabilities	20,129	16,527
Deferred revenue	49,325	55,200
Amounts due to intercompanies(1)	12,980	15,710
Unrecognized tax benefits	976	107

Total non-current liabilities	85,125	89,328

Total liabilities	714,034	494,014

	For the Years Ended December 31,
	2018 $	2019 $	2020 $
Revenue
- Third party customers	342,800	443,401	562,347
- Intercompanies	52,325	118,833	145,848
Net loss	(67,816)	(2,108)	(30,435)

	For the Years Ended December 31,
	2018 $	2019 $	2020 $
Net cash generated from (used in) operating activities	67,275	(77,708)	134,060
Net cash used in investing activities	(27,434)	(69,181)	(27,399)
Net cash generated from (used in) financing activities	97,398	199,406	(13,023)

(1)
Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions, and funds advanced for working capital purpose.